TAXES PAYABLE	12 Months Ended
Dec. 31, 2022
TAXES PAYABLE
TAXES PAYABLE

NOTE 18 — TAXES PAYABLE

	2022	2021
Payroll charges	95,432	136,428
ICMS (state VAT)	77,766	92,320
COFINS (tax on revenue)	8,850	26,139
IPI (federal VAT)	24,438	41,474
IVA (value-added tax) and others	188,726	251,812
	395,212	548,173